Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies
Schedule of significant unobservable inputs adopted in the valuation

	December 31, 2024	June 30, 2025
(Unaudited)
Unobservable Input
Expected volatility	49%-52%	46%-52%
Probability	Liquidation scenario: 20%-43% Redemption scenario: 0%-43% IPO scenario:15%-80%	Liquidation scenario: 20%-43% Redemption scenario: 0%-43% IPO scenario: 15%-80%

Schedule of cash and cash equivalents

	December 31,	June 30,
	2024	2025
		(Unaudited)
Cash and cash equivalents	19,328,920	7,111,459
Restricted cash	8,320,728	9,260,268
Long-term restricted cash	97,720	78,073
Total	27,747,368	16,449,800

Schedule of estimate useful life of property, plant and equipment

Useful lives
Buildings and constructions	20 years
Production facilities	3-10 years
Charging and power swap infrastructure	5 to 8 years
R&D equipment	5 to 15 years
Computer and electronic equipment	3 to 5 years
Purchased software	1 to 5 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term (ranging from 1-10 years)
Vehicles for corporate use or customers’ subscription	5 years
Others (office equipment, after-sales equipment, etc.)	3 to 5 years

Schedule of reconciliation of carried-forward warranty liabilities

	For the Six Months Ended June 30,
	2024	2025

Warranty – beginning of the period	3,912,224	4,720,712
Provision for warranty	605,736	381,220
Warranty costs incurred	(139,523)	(137,619)
Warranty – end of the period	4,378,437	4,964,313